Document And Entity Information	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0002052053
Document Type	N-CSR
Entity Registrant Name	Powerlaw Corp.
Document Period End Date	Sep. 30, 2025
Amendment Flag	false